LOANS (Details Narrative)						1 Months Ended		12 Months Ended
	Jul. 05, 2023 USD ($) $ / shares shares	Nov. 03, 2022 USD ($)	Nov. 03, 2022 USD ($)	Aug. 16, 2022 USD ($) $ / shares	Oct. 03, 2019 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jul. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	Nov. 30, 2023 AUD ($)	Jul. 05, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)
Debt instrument face amount						$ 130,800		$ 130,800	$ 168,200			$ 71,629
Debt instrument interest rate stated percentage	10.00%												10.00%
Settlement of convertible debt								142,909
Interest payable current and non current						8,700		8,700	16,632
Amortization of debt discounts								294,005	202,952
Debt remaining						313,550		313,550	338,362
Remaining debt discount						38,854		38,854	38,994
Gain on extinguishment of debt								54,565	25,969
Crown Bridge Partners, LLC [Member]
Debt instrument face amount						$ 65,280		$ 65,280
Debt instrument interest rate stated percentage						15.00%		15.00%		15.00%
Interest payable current and non current						$ 45,541		$ 45,541
Warrant [Member]
Fair value adjustment of warrants				$ 2,408
Stock valuation price per share | $ / shares				$ 2.60		$ 0.119		$ 0.119
Warrant exercise price | $ / shares				$ 10				$ 0.01
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurement input				0		0		0		0
Warrant [Member] | Measurement Input, Expected Term [Member]
Maturity term				3 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input				3.19		4.59		4.59		4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Measurement input				236		268		268		268
Letter Agreement [Member]
Debt instrument face amount	$ 153,256												$ 230,000
Maturity term	3 years
Maturity date	Jul. 05, 2026
Debt instrument interest rate stated percentage	10.00%												10.00%
Issue of warrants | shares	15,000,000
Share price | $ / shares	$ 0.01
Fair value adjustment of warrants	$ 141,084
Debt instrument maturity date						June 2025
Letter Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Settlement of convertible debt								$ 143,000
Letter Agreement [Member] | Warrant [Member]
Stock valuation price per share | $ / shares	$ 0.119
Warrant exercise price | $ / shares	$ 0.01
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurement input	0												0
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Maturity term	3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input	4.59												4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Measurement input	268												268
Securities Purchase Agreement [Member]
Debt instrument face amount									65,280
Maturity date					Oct. 03, 2020
Amortization of debt discounts								232,700	210,278
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Debt instrument face amount		$ 125,000	$ 125,000				$ 142,909
Debt instrument interest rate stated percentage		10.00%	10.00%
Settlement of convertible debt							142,979
Interest payable current and non current							$ 70		22,749
Amortization of debt discounts		$ 37,500	$ 37,500
Remaining debt discount		$ 25,000	$ 25,000
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Debt instrument face amount						$ 65,280		65,280	65,280					$ 65,280	$ 9,600
Maturity date					Oct. 03, 2020
Debt instrument interest rate stated percentage					15.00%
Interest payable current and non current						45,541		45,541	35,722					$ 25,930
Remaining debt discount					$ 5,000
Convertible debt						65,280		65,280
Gain on extinguishment of debt									43,520
Loan Agreement [Member]
Loans payable						145,091		145,091	65,280
Debt instrument face amount						$ 79,811		$ 79,811		$ 120,000
Debt instrument interest rate stated percentage						12.00%		12.00%		12.00%
Interest payable current and non current						$ 665		$ 665
Debt remaining						79,811		79,811
Related Party [Member]
Loans payable						49,528		49,528	49,314
Loan payable						71,629		71,629			$ 71,629
Interest payable current and non current						15,158		15,158
Amortization of debt discounts								46,470
Debt remaining						153,256		153,256
Remaining debt discount						94,614		94,614
Loan payable - long-term - related party, net of discount						$ 58,642		$ 58,642